UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2023

WESTERN ASSET

MORTGAGE TOTAL

RETURN FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Mortgage Total Return Fund for the six-month reporting period ended June 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

II	Western Asset Mortgage Total Return Fund

Performance review

For the six months ended June 30, 2023, Class A shares of Western Asset Mortgage Total Return Fund, excluding sales charges, returned 1.17%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Mortgage-Backed Securities Indexi, returned 1.87% for the same period.

Performance Snapshot as of June 30, 2023 (unaudited)
(excluding sales charges)	6 months
Western Asset Mortgage Total Return Fund:
Class 1[1]	1.30%
Class A	1.17%
Class C	0.83%
Class C1[2]	0.68%[3]
Class I	1.33%
Class IS	1.38%
Bloomberg U.S. Mortgage-Backed Securities Index	1.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2023 for Class 1, Class A, Class C, Class C1, Class I and Class IS shares were 4.19%, 3.78%, 3.24%, 3.14%, 4.24% and 4.33%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class C1 shares would have been 1.77%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class 1 shares of the Fund are closed to all new purchases and incoming exchanges. Investors owning Class 1 shares may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

[3]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the prior year net assets of the Fund at December 31, 2022 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

Western Asset Mortgage Total Return Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class C1, Class I and Class IS shares were 0.69%, 0.95%, 1.62%, 2.60%, 0.65% and 0.56%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.75% for Class C shares, 1.75% for Class C1 shares, 0.70% for Class I shares and 0.60% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

RISKS: Fixed income securities are subject to interest rate, credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income

IV	Western Asset Mortgage Total Return Fund

securities. High yield (“junk”) bonds are generally subject to greater credit risks than higher grade bonds. The U.S. government guarantee of principal and interest payments applies only to underlying securities in the Fund’s portfolio, not the Fund’s shares. Please note that the Fund’s shares are not guaranteed by the U.S. government or its agencies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Mortgage-Backed Securities Index tracks the performance of fixed-rate agency mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

Western Asset Mortgage Total Return Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2023 and December 31, 2022 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]		Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	1.30%		$1,000.00	$1,013.00	0.71%	$3.54	Class 1	5.00%	$1,000.00	$1,021.27	0.71%	$3.56
Class A	1.17		1,000.00	1,011.70	0.96	4.79	Class A	5.00	1,000.00	1,020.03	0.96	4.81
Class C	0.83		1,000.00	1,008.30	1.64	8.17	Class C	5.00	1,000.00	1,016.66	1.64	8.20
Class C1	0.68	[4]	1,000.00	1,006.80	1.75	8.71	Class C1	5.00	1,000.00	1,016.12	1.75	8.75
Class I	1.33		1,000.00	1,013.30	0.66	3.29	Class I	5.00	1,000.00	1,021.52	0.66	3.31
Class IS	1.38		1,000.00	1,013.80	0.56	2.80	Class IS	5.00	1,000.00	1,022.02	0.56	2.81

2	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

[1]	For the six months ended June 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[4]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the prior year net assets of the Fund at December 31, 2022 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2023

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — 45.8%
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	5.357%	7/20/46	$75,225	$60,411	(b)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	6.068%	10/15/38	670,000	611,764	(b)(c)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	6.237%	11/17/38	710,916	694,971	(b)(c)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.814%	8/10/45	2,207,574	474,629	(b)(c)
BANK, 2021-BN32 XA, IO	0.886%	4/15/54	6,082,453	250,171	(b)
Benchmark Mortgage Trust, 2019-B13 A3	2.701%	8/15/57	1,440,000	1,230,488
Benchmark Mortgage Trust, 2019-B13 XA, IO	1.253%	8/15/57	10,041,703	461,188	(b)
Benchmark Mortgage Trust, 2020-B16 A4	2.483%	2/15/53	1,450,000	1,212,946
Benchmark Mortgage Trust, 2020-IG3 C	3.391%	9/15/48	2,000,000	1,282,091	(b)(c)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.216%	4/15/54	16,810,658	966,648	(b)
BHMS Mortgage Trust, 2018-ATLS C (1 mo. USD LIBOR + 1.900%)	7.093%	7/15/35	2,250,000	2,115,199	(b)(c)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	11.830%	7/15/25	1,070,000	940,959	(b)(c)
BPR Trust, 2021-TY C (1 mo. USD LIBOR + 1.700%)	6.893%	9/15/38	1,060,000	984,483	(b)(c)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	8.335%	10/15/36	1,070,000	990,068	(b)(c)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	128,779	129,685
CSMC Trust, 2014-USA C	4.336%	9/15/37	2,500,000	1,930,807	(c)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	12.543%	7/15/32	1,472,000	1,344,767	(b)(c)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	647,005	617,545	(b)(c)
CSMC Trust, 2017-RPL3 B3	4.441%	8/1/57	2,842,542	2,593,254	(b)(c)
CSMC Trust, 2022-NWPT A (1 mo. Term SOFR + 3.143%)	8.290%	9/9/24	1,750,000	1,752,951	(b)(c)
Deephaven Residential Mortgage Trust, 2020-2 A3	2.856%	5/25/65	3,140,000	3,042,013	(c)
Ellington Financial Mortgage Trust, 2020-1 B2	5.121%	5/25/65	3,570,000	3,204,746	(b)(c)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.075%	2/25/48	52,533,080	78,663	(b)(c)
EverBank Mortgage Loan Trust, 2018-1 B4	3.575%	2/25/48	2,331,198	1,526,881	(b)(c)
EverBank Mortgage Loan Trust, 2018-1 B5	3.575%	2/25/48	2,291,956	937,339	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	2,300,000	141,540	(b)

See Notes to Financial Statements.

4	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.813%	4/25/30	$995,040	$86,776	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.428%	6/25/30	996,724	71,960	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.528%	7/25/30	994,517	75,757	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K132 X1, IO	0.608%	8/25/31	9,997,058	333,663	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K141 X1, IO	0.407%	2/25/32	34,194,632	776,540	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.403%	3/25/32	17,091,613	376,574	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.450%	4/25/55	66,439,803	1,709,490	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K148 X1, IO	0.391%	7/25/32	20,089,595	430,442	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.868%	3/25/28	6,189,117	153,873	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1510 X1, IO	0.637%	1/25/34	39,915,279	1,426,863	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.629%	5/25/35	4,343,603	511,772	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	14,955,545	595,175	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.626%	10/25/31	14,687,241	503,373	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	354,899	365,215

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	$45,788	$44,594
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	0.957%	5/15/29	17,632	492	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3265 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.140%)	0.947%	1/15/37	27,580	1,640	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 1 mo. USD LIBOR + 7.000%)	1.807%	12/15/37	248,719	22,314	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	0.757%	10/15/41	221,365	18,038	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3966 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.900%)	0.707%	12/15/41	1,517,068	102,896	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	125,938	4,613
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	1,098,391	872,502
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	419,284	14,376
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	1,632,624	158,814
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	2,669,347	436,008
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	1,137,861	78,446
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	1,633,617	151,939
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	1,412,629	84,893
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	1.057%	9/15/42	536,133	39,226	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	3,317,432	2,702,248
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4377 UZ	3.000%	8/15/44	2,618,039	2,091,090

See Notes to Financial Statements.

6	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4403 IG, IO	3.500%	7/15/32	$325,069	$10,015
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4700 QI, IO	3.500%	7/15/44	92,623	265
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4715 JS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	0.957%	8/15/47	1,144,689	135,645	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4759 MI, IO, PAC	4.000%	9/15/45	439,703	26,633
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.007%	7/15/48	1,224,832	151,161	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	316,869	275,033
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4856 IO, IO	5.000%	1/15/49	1,519,202	273,854
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.050%)	0.857%	5/15/49	1,651,074	176,243	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	0.900%	10/25/49	2,969,341	323,661	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ, PAC	2.500%	11/25/49	3,310,699	2,329,633
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4962 SP, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.050%)	0.900%	3/25/50	1,606,048	170,469	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	3,610,064	2,129,412
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO, PAC	2.500%	7/25/50	2,312,137	330,888
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO, PAC	2.500%	7/25/50	11,900,703	1,831,703
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 IB, IO	2.500%	7/25/50	6,010,363	720,502
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 UI, IO	2.500%	7/25/50	5,134,978	816,339
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	143,634	22,298
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/25/51	2,191,827	310,841

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	$683,103	$101,506
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	4,727,101	664,405
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5078 EI, IO	1.500%	1/25/51	5,434,432	528,962
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 IK, IO	2.500%	3/25/51	17,894,514	2,674,929
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 IU, IO	2.500%	2/25/51	8,379,179	985,769
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5113 NI, IO, PAC	2.500%	6/25/51	2,545,000	318,246
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5134 KI, IO	2.500%	7/25/48	8,160,617	1,064,201
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5135 DI, IO	2.500%	5/25/48	7,683,961	1,001,340
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5149 NI, IO, PAC	2.500%	1/25/51	998,060	136,763
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5160 IU, IO	2.500%	11/25/50	5,400,308	727,472
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5169 PW, PAC	2.000%	9/25/51	4,700,000	3,180,581
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5178 CY	2.000%	1/25/42	4,400,000	3,027,519
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	1,089,800	983,617
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5209 EQ	3.000%	4/25/52	2,800,000	2,148,919
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,399,999	417,152	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.189%	9/25/55	7,864,675	922,721	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	50,734,331	212,272	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	7,835,589	681,927	(c)

See Notes to Financial Statements.

8	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.039%	8/25/56	$16,603,465	$1,842,533	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	316,063,342	1,330,943	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	0.757%	9/15/43	1,115,218	111,674	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	2,579,251	2,064,706
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	262,409	13,915	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	15.650%	10/25/28	2,379,089	2,657,866	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	15.150%	7/25/29	2,518,579	2,754,569	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.118%	9/25/47	1,813,836	1,177,960	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	16.900%	5/25/43	4,926,140	5,577,136	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	15.400%	1/25/29	4,591,373	5,010,155	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	14.400%	4/25/29	3,745,911	3,985,771	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1B2 (30 Day Average SOFR + 5.500%)	10.567%	12/25/41	500,000	486,812	(b)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	1.187%	6/25/29	14,882,284	687,727	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.872%	1/25/29	6,746,614	507,928	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.539%	4/25/32	40,612,459	1,118,808	(b)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.778%	1/25/37	$5,488,026	$518,279	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M31 X2, IO	1.339%	12/25/32	18,693,864	1,134,209	(b)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	49,503	7,752
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	259,119	253,354
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.753%	8/25/39	258,042	253,907	(b)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	683,076	675,574
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	252,321	42,138
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	1.410%	8/25/40	612,253	52,260	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	143,173	144,375
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	12.267%	1/25/38	232,273	277,101	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	1.400%	12/25/40	691,206	9,006	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	44,651	45,133
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	162,457	172,659
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	1.450%	7/25/42	984,147	103,991	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	797,203	77,627
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	640,737	27,038
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	1,287,061	47,862
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	157,236	164,674
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	1,285,029	1,291,973

See Notes to Financial Statements.

10	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	$687,340	$30,247	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	0.000%	8/25/44	1,264,078	46,611	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	0.000%	8/25/44	962,721	46,109	(b)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	224,062	197,569
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	5,543,821	796,788
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	1,481,199	1,371,991
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	4,305,893	819,150
Federal National Mortgage Association (FNMA) REMIC, 2019-25 PI, IO	5.000%	5/25/48	1,099,871	211,608
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,312,192	1,580,002
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	0.912%	7/25/49	3,895,325	369,321	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	0.900%	8/25/49	1,963,734	259,322	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	0.900%	8/25/49	2,113,692	235,312	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-57 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	0.850%	10/25/49	1,230,439	135,576	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	0.850%	10/25/49	1,833,179	184,438	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	0.850%	10/25/49	3,758,753	424,376	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-26 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	0.800%	5/25/50	1,595,106	160,351	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,167,962	703,778

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	$1,734,603	$205,827
Federal National Mortgage Association (FNMA) REMIC, 2020-67 IH, IO	2.000%	9/25/50	2,482,182	306,589
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	152,173	24,275
Federal National Mortgage Association (FNMA) REMIC, 2020-88 GI, IO	2.500%	12/25/50	2,021,319	305,924
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	1,063,202	156,929
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO, PAC	2.500%	1/25/51	5,637,751	788,357
Federal National Mortgage Association (FNMA) REMIC, 2021-42 NI, IO	2.500%	11/25/48	8,625,832	1,199,262
Federal National Mortgage Association (FNMA) REMIC, 2021-46 BI, IO	2.500%	12/25/48	5,582,728	770,293
Federal National Mortgage Association (FNMA) REMIC, 2021-49 GI, IO	2.500%	10/25/48	2,939,434	380,551
Federal National Mortgage Association (FNMA) REMIC, 2021-54 KI, IO	2.500%	5/25/49	850,205	117,429
Federal National Mortgage Association (FNMA) REMIC, 2021-59 TI, IO	2.500%	9/25/51	5,755,753	854,947
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	984,785	134,930
Federal National Mortgage Association (FNMA) REMIC, 2021-74 IO, IO	2.500%	10/25/51	12,424,465	1,990,562
Federal National Mortgage Association (FNMA) REMIC, 2021-85 IN, IO	2.500%	2/25/50	4,120,891	665,759
Federal National Mortgage Association (FNMA) REMIC, 2021-91 IG, IO	2.500%	1/25/52	2,155,118	318,386
Federal National Mortgage Association (FNMA) REMIC, 2022-29 KZ	1.500%	6/25/42	6,708,058	4,711,563
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	930,185	883,243
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	551,964	83,941
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	43,273	6,602
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	54,182	9,682

See Notes to Financial Statements.

12	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	$40,409	$6,858
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	1,454,999	244,792
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	30,073	6,455
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	22,920	3,912
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	244,382	41,269
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	2,712,403	446,414
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	6,358,984	1,070,236
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. USD LIBOR + 0.300%)	5.458%	8/16/34	361,648	360,978	(b)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.042%	10/16/34	361,405	12,864	(b)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	1.104%	4/20/37	2,204,560	74,978	(b)
Government National Mortgage Association (GNMA), 2007-45 QB, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.600%)	1.443%	7/20/37	362,242	23,022	(b)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	6.296%	11/20/59	165,353	165,406	(b)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	0.942%	11/16/34	778,844	16,556	(b)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	1.334%	4/20/40	4,123	412	(b)
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	0.842%	5/16/40	264,187	11,446	(b)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	1.504%	1/20/40	1,589	10	(b)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	5.840%	2/20/60	$851,447	$849,221	(b)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	21,921	403
Government National Mortgage Association (GNMA), 2011-79 KS, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	0.254%	5/20/41	1,027,120	62,871	(b)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	771,680	759,999
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,578,499	26	(b)
Government National Mortgage Association (GNMA), 2011-146 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	0.942%	11/16/41	807,427	73,893	(b)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	1.504%	2/20/41	290,664	15,847	(b)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.094%	8/16/52	857,099	446	(b)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	2,073,920	115,682
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.972%	9/16/51	2,267,819	38,565	(b)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.012%	2/16/46	2,315,521	38,223	(b)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	864,840	164,003
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.452%	6/16/55	3,052,525	42,680	(b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.629%	9/16/55	1,032,440	25,991	(b)
Government National Mortgage Association (GNMA), 2014-60 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	0.942%	4/16/44	2,414,572	213,084	(b)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	0.442%	6/16/44	961,953	67,191	(b)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.054%	8/20/44	523,727	56,357	(b)

See Notes to Financial Statements.

14	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	$2,037,443	$356,634
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	0.904%	4/20/46	1,641,616	167,219	(b)
Government National Mortgage Association (GNMA), 2016-87 IO, IO	0.660%	8/16/58	2,927,942	82,569	(b)
Government National Mortgage Association (GNMA), 2016-156 PB	2.000%	11/20/46	5,417,124	3,836,587
Government National Mortgage Association (GNMA), 2017-19 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	0.992%	2/16/47	2,389,179	216,901	(b)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.633%	10/16/58	8,109,913	267,960	(b)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	3,607,205	706,168
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.593%	7/16/58	512,310	13,932	(b)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.618%	3/16/60	1,438,145	50,580	(b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC	4.000%	8/20/48	982,779	936,815
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	1.093%	9/20/48	1,467,503	132,698	(b)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.043%	10/20/48	2,275,402	200,672	(b)
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	665,670	611,631
Government National Mortgage Association (GNMA), 2019-85 LS, IO (-1.000 x 1 mo. USD LIBOR + 3.290%)	0.000%	7/20/49	16,453,979	395,085	(b)
Government National Mortgage Association (GNMA), 2020-33 SD, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	0.993%	7/20/47	921,471	98,282	(b)
Government National Mortgage Association (GNMA), 2020-36 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	0.954%	3/20/50	5,556,570	729,363	(b)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	518,227	86,277

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	$215,564	$35,524
Government National Mortgage Association (GNMA), 2020-61 CI, IO, PAC	4.000%	3/20/50	1,218,847	185,920
Government National Mortgage Association (GNMA), 2020-85 CI, IO, PAC	3.500%	4/20/50	1,274,804	187,684
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.840%	5/16/60	2,483,046	139,365	(b)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	6,470,776	871,245
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	2,363,709	320,928
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	4,822,110	652,907
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	158,945	21,573
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	4,968,708	846,330
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	238,232	33,927
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	638,238	84,765
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	1,214,022	129,161
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	4,037,989	692,496
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. USD LIBOR + 0.600%)	4.994%	1/20/70	1,026,570	1,017,241	(b)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	0.026%	4/1/70	7,285,793	224,634	(b)
Government National Mortgage Association (GNMA), 2020-H12 F	4.547%	7/20/70	48,124	46,779	(b)
Government National Mortgage Association (GNMA), 2020-H13 FA	4.423%	7/20/70	518,373	500,278	(b)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	759,088	775,118
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	1,164,772	891,767
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	2,980,460	2,299,170

See Notes to Financial Statements.

16	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	$1,141,407	$1,140,080
Government National Mortgage Association (GNMA), 2021-216 NI, IO	3.000%	12/20/51	4,366,105	752,516
Government National Mortgage Association (GNMA), 2021-7 TI, IO	2.500%	1/16/51	4,798,086	812,763
Government National Mortgage Association (GNMA), 2021-15 TQ, IO (-1.000 x 1 mo. USD LIBOR + 6.300%, 1.300% cap)	1.143%	12/20/50	22,389,039	1,371,109	(b)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	742,810	127,670
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	4,638,212	278,062	(b)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.870%	10/16/62	4,538,855	281,408	(b)
Government National Mortgage Association (GNMA), 2021-156 IE, IO	2.500%	9/20/51	4,644,406	657,619
Government National Mortgage Association (GNMA), 2021-158 IN, IO	2.500%	9/20/51	8,211,959	1,129,012
Government National Mortgage Association (GNMA), 2021-158 XB, IO	2.500%	9/20/51	5,144,038	707,555
Government National Mortgage Association (GNMA), 2021-180 IO, IO	0.903%	11/16/63	2,388,240	165,056	(b)
Government National Mortgage Association (GNMA), 2022-54 Z	2.000%	10/16/63	1,845,529	966,815	(b)
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	1,200,000	1,112,945
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	6,500,000	4,983,412
Government National Mortgage Association (GNMA), 2022-158 AL	2.100%	8/16/64	5,961,841	4,375,078
Government National Mortgage Association (GNMA), 2022-86 C	2.250%	10/16/63	800,000	418,372	(b)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	2,900,000	2,293,122
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	2,000,000	118,422	(b)
GS Mortgage Securities Corp. II, 2018-SRP5 D (1 mo. USD LIBOR + 6.500%)	11.693%	9/15/31	4,487,621	767,158	(b)(c)
GS Mortgage Securities Corp. Trust, 2018- LUAU G (1 mo. USD LIBOR + 4.450%)	9.643%	11/15/32	1,070,000	1,022,269	(b)(c)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	6.143%	10/15/36	$360,000	$339,287	(b)(c)
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	1,725,453
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.278%	5/10/52	43,369,182	1,868,908	(b)
GS Mortgage Securities Trust, 2020-GC47 XA, IO	1.243%	5/12/53	16,945,157	1,000,534	(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	5.550%	4/25/36	1,048,026	860,668	(b)(c)
Impac CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	5.850%	3/25/35	106,687	100,388	(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	5.650%	5/25/37	200,091	187,138	(b)(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	420,000	365,591
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	8.943%	5/15/28	2,873,012	2,570,053	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.500%)	9.693%	12/15/36	2,018,000	372,856	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 7.000%)	12.193%	12/15/36	2,106,000	236,554	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	2,530,000	1,929,040	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.735%	2/15/51	52,307	46,220	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.626%	6/13/52	15,662,404	897,465	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. USD LIBOR + 3.390%)	8.583%	6/15/38	360,000	297,232	(b)(c)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,322,497	1,274,556	(c)(d)(e)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	5.360%	4/25/46	258,962	230,238	(b)
Med Trust, 2021-MDLN F (1 mo. USD LIBOR + 4.000%)	9.194%	11/15/38	3,542,996	3,356,747	(b)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	501,324	128,160	(b)(c)

See Notes to Financial Statements.

18	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.282%	12/12/49	$39,775	$19,689	(b)
Morgan Stanley Mortgage Loan Trust, 2006- 8AR 1A2 (1 mo. USD LIBOR + 0.140%)	5.290%	6/25/36	29,479	6,002	(b)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	3.908%	7/26/45	31,083	31,033	(b)(c)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,097,000	1,482,533	(b)(c)
Multifamily CAS Trust, 2020-1 CE (1 mo. USD LIBOR + 7.500%)	12.650%	3/25/50	4,500,000	4,261,744	(b)(c)
Multifamily Trust, 2016-1 B	2.460%	4/25/46	645,830	645,827	(b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,950,000	1,382,293	(b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	2,077,000	1,389,239	(b)(c)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	476,574	444,652	(b)(c)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	10.400%	5/25/55	1,157,000	1,149,175	(b)(c)
NovaStar Mortgage Funding Trust, 2006- MTA1 2A1A (1 mo. USD LIBOR + 0.380%)	0.440%	9/25/46	58,340	55,954	(b)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	5.677%	10/15/36	459,431	444,683	(b)(c)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 3.750%)	8.928%	5/30/25	1,018,121	1,002,898	(b)(c)
PRKCM Trust, 2023-AFC1 A3	7.304%	2/25/58	2,793,472	2,787,761	(c)
Redwood Funding Trust, 2019-1 PT, Step bond (4.468% to 7/29/23 then 4.968%)	4.468%	9/27/24	6,559,224	6,503,470	(c)
Starwood Retail Property Trust, 2014-STAR C (1 mo. USD LIBOR + 2.750%)	7.944%	11/15/27	2,324,000	241,115	(b)(c)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.500%)	8.694%	11/15/27	650,000	26,000	(b)(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	5.510%	7/25/46	74,157	61,739	(b)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. USD LIBOR + 0.350%)	5.500%	6/25/35	140,879	129,313	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.300%)	7.491%	11/11/34	2,223,670	2,156,397	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.480%)	8.671%	11/11/34	4,836,179	4,655,090	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.252%)	9.443%	11/11/34	3,602,427	3,453,377	(b)(c)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (a) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	4.830%	6/25/33	$17,860	$17,768	(b)
Wells Fargo Commercial Mortgage Trust, 2019-C51 A4	3.311%	6/15/52	1,370,000	1,206,934
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.661%	4/15/54	12,426,283	1,011,001	(b)
Total Collateralized Mortgage Obligations (Cost — $265,558,881)				229,435,213
Mortgage-Backed Securities — 44.2%
FHLMC — 14.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-8/1/52	11,083,238	10,241,876
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	2/1/40-2/1/51	3,344,663	3,026,080
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-2/1/52	22,548,673	19,407,997
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-2/1/52	9,768,632	8,057,506
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45-7/1/49	436,493	423,950
Federal Home Loan Mortgage Corp. (FHLMC)	2.872%	11/1/47	372,075	352,172	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	3.005%	11/1/48	1,779,570	1,667,898	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	3.098%	2/1/50	483,422	458,295	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	5/1/52	4,008,376	3,807,371
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	8/1/52-12/1/52	2,409,508	2,418,945
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	96,334	98,024
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-3/1/53	692,626	708,323
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33-3/1/47	6,399,308	6,146,922
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	2,601	2,614
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	9/1/46-4/1/49	812,290	798,083
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	17,146,261	15,460,044
Total FHLMC				73,076,100
FNMA — 18.6%
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	1,700,000	1,622,840

See Notes to Financial Statements.

20	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	$82,914	$83,366
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	10,075	10,241
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-3/1/57	11,557,314	10,778,879
Federal National Mortgage Association (FNMA)	2.789%	1/1/35	1,176,566	1,006,817	(b)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-1/1/52	12,330,469	11,205,548
Federal National Mortgage Association (FNMA)	2.500%	4/1/41-9/1/61	27,881,137	23,901,453
Federal National Mortgage Association (FNMA)	4.000%	5/1/42-8/1/50	6,234,264	5,983,934
Federal National Mortgage Association (FNMA)	4.500%	10/1/45-1/1/59	12,849,209	12,598,804
Federal National Mortgage Association (FNMA)	5.000%	11/1/45-10/1/46	6,041,778	6,103,073
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-3/1/52	16,622,218	13,700,028
Federal National Mortgage Association (FNMA)	6.000%	7/1/51	4,000,000	4,035,625	(f)
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	1,030,589	1,029,879
Federal National Mortgage Association (FNMA)	6.500%	11/1/52-2/1/53	1,325,983	1,364,063
Total FNMA				93,424,550
GNMA — 11.0%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	4,052	4,058
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	50,537	50,617
Government National Mortgage Association (GNMA)	6.000%	11/15/32	221,889	225,044
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	359,627	360,880
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	589,969	534,261
Government National Mortgage Association (GNMA)	3.500%	6/15/48-6/15/50	2,250,472	2,117,001

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	4.000%	3/15/50	$64,138	$61,519
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-3/20/52	5,855,065	5,468,308
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-3/20/52	14,522,299	13,096,750
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-5/20/52	5,664,123	5,432,708
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-5/20/52	6,605,847	6,405,590
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-2/20/53	2,829,633	2,811,115
Government National Mortgage Association (GNMA) II	5.500%	12/20/48-6/20/49	4,950,993	5,008,247
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-8/20/52	11,420,010	9,920,706
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	342,073	279,358
Government National Mortgage Association (GNMA) II	6.000%	7/1/51	900,000	906,047	(f)
Government National Mortgage Association (GNMA) II	6.000%	3/20/53	495,387	499,078
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.799%)	6.621%	6/20/60	1,673,732	1,695,530	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.078%)	5.537%	8/20/58	18,685	18,661	(b)
Total GNMA				54,895,478
Total Mortgage-Backed Securities (Cost — $240,246,158)				221,396,128

			Face Amount/ Units
Asset-Backed Securities — 9.8%
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/5/49	298,980	276,328	(c)
Aqua Finance Trust, 2020-AA C	3.970%	7/17/46	3,500,000	2,960,219	(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A C	4.240%	9/22/25	4,200,000	4,080,263	(c)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A C	3.020%	8/20/26	3,700,000	3,407,817	(c)

See Notes to Financial Statements.

22	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Castlelake Aircraft Structured Trust, 2021-1A A	3.474%	1/15/46	$676,128	$618,822	(c)
College Ave Student Loans LLC, 2021-C D	4.110%	7/26/55	1,500,000	1,260,101	(c)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	492,467	487,403	(b)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	2,885	2,517	(b)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	5.810%	7/25/36	68,008	66,527	(b)(c)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	8.199%	8/9/24	4,650,000	4,492,425	(b)(c)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	7.390%	8/9/24	2,804,020	2,706,216	(b)(c)
CSMC Trust, 2017-RPL1 B1	2.960%	7/25/57	4,076,582	2,598,122	(b)(c)
CSMC Trust, 2017-RPL1 B2	2.960%	7/25/57	4,676,961	3,123,792	(b)(c)
CSMC Trust, 2017-RPL1 B3	2.960%	7/25/57	3,976,476	2,344,386	(b)(c)
CSMC Trust, 2017-RPL1 B4	2.960%	7/25/57	4,061,320	774,035	(b)(c)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS C	3.500%	10/20/48	1,372,662	880,882	(c)
Lunar Structured Aircraft Portfolio Notes, 2021-1 B	3.432%	10/15/46	848,799	726,704	(c)
Navient Private Education Refi Loan Trust, 2020-BA B	2.770%	1/15/69	5,000,000	3,959,032	(c)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	5.420%	5/25/36	23,590	23,465	(b)(c)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	1,634,367	(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	877,772	(c)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	2,000,000	1,697,906	(c)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	5,175,365	4,441,885	(c)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	25,000	304,887	(c)
SoFi Professional Loan Program Trust, 2020-A BFX	3.120%	5/15/46	3,200,000	2,640,166	(c)
Stonepeak, 2021-1A B	3.821%	2/28/33	2,119,534	1,792,269	(c)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	5.370%	2/25/36	$1,357,604	$31,128	(b)(c)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	905,092	763,925	(c)
Total Asset-Backed Securities (Cost — $67,940,250)				48,973,361
Total Investments — 99.8% (Cost — $573,745,289)				499,804,702
Other Assets in Excess of Liabilities — 0.2%				1,001,252
Total Net Assets — 100.0%				$500,805,954

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2023, the Fund held TBA securities with a total cost of $4,951,141.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

CAS	— Connecticut Avenue Securities

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

See Notes to Financial Statements.

24	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

Western Asset Mortgage Total Return Fund

At June 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	208	3/24	$49,481,037	$49,212,800	$(268,237)
U.S. Treasury 5-Year Notes	1,444	9/23	158,172,675	154,643,375	(3,529,300)
U.S. Treasury Long-Term Bonds	492	9/23	63,063,247	62,437,875	(625,372)
					(4,422,909)
Contracts to Sell:
U.S. Treasury 10-Year Notes	28	9/23	3,158,780	3,143,438	15,342
U.S. Treasury Ultra 10-Year Notes	119	9/23	14,302,013	14,094,063	207,950
					223,292
Net unrealized depreciation on open futures contracts					$(4,199,617)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	25

Statement of assets and liabilities (unaudited)

June 30, 2023

Assets:
Investments, at value (Cost — $573,745,289)	$499,804,702
Foreign currency, at value (Cost — $102,704)	92,606
Cash	132,170
Deposits with brokers for open futures contracts	4,096,845
Interest receivable	2,349,842
Receivable for securities sold	913,466
Receivable from brokers — net variation margin on open futures contracts	347,935
Receivable for Fund shares sold	258,728
Dividends receivable from affiliated investments	1,839
Prepaid expenses	28,369
Total Assets	508,026,502

Liabilities:
Payable for securities purchased	5,835,707
Payable for Fund shares repurchased	761,442
Investment management fee payable	208,468
Distributions payable	166,941
Service and/or distribution fees payable	83,400
Trustees’ fees payable	2,564
Accrued expenses	162,026
Total Liabilities	7,220,548
Total Net Assets	$500,805,954

Net Assets:
Par value (Note 7)	$605
Paid-in capital in excess of par value	673,207,631
Total distributable earnings (loss)	(172,402,282)
Total Net Assets	$500,805,954

See Notes to Financial Statements.

26	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

Net Assets:
Class 1	$15,638,354
Class A	$385,185,577
Class C	$3,977,978
Class C1	$48,808
Class I	$73,009,324
Class IS	$22,945,913

Shares Outstanding:
Class 1	1,887,764
Class A	46,548,379
Class C	480,642
Class C1	5,906
Class I	8,783,046
Class IS	2,759,311

Net Asset Value:
Class 1 (and redemption price)	$8.28
Class A (and redemption price)	$8.27
Class C*	$8.28
Class C1*	$8.26
Class I (and redemption price)	$8.31
Class IS (and redemption price)	$8.32
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$8.59

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	27

Statement of operations (unaudited)

For the Six Months Ended June 30, 2023

Investment Income:
Interest	$12,769,162
Dividends from affiliated investments	18,468
Total Investment Income	12,787,630

Expenses:
Investment management fee (Note 2)	1,302,307
Service and/or distribution fees (Notes 2 and 5)	521,901
Transfer agent fees (Note 5)	364,792
Registration fees	49,091
Fund accounting fees	35,262
Audit and tax fees	23,430
Shareholder reports	12,048
Legal fees	10,593
Trustees’ fees	5,378
Commitment fees (Note 9)	2,378
Insurance	1,927
Custody fees	1,374
Miscellaneous expenses	4,555
Total Expenses	2,335,036
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(593)
Net Expenses	2,334,443
Net Investment Income	10,453,187

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(3,883,166)
Futures contracts	(100,622)
Net Realized Loss	(3,983,788)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	4,061,313
Futures contracts	(4,098,626)
Foreign currencies	1,759
Change in Net Unrealized Appreciation (Depreciation)	(35,554)
Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(4,019,342)
Increase in Net Assets From Operations	$6,433,845

See Notes to Financial Statements.

28	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2023 (unaudited) and the Year Ended December 31, 2022	2023	2022

Operations:
Net investment income	$10,453,187	$18,131,520
Net realized loss	(3,983,788)	(43,069,620)
Change in net unrealized appreciation (depreciation)	(35,554)	(67,704,758)
Increase (Decrease) in Net Assets From Operations	6,433,845	(92,642,858)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,685,816)	(22,095,602)
Decrease in Net Assets From Distributions to Shareholders	(10,685,816)	(22,095,602)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	32,309,495	94,519,788
Reinvestment of distributions	9,780,546	20,337,419
Cost of shares repurchased	(66,105,204)	(177,623,466)
Decrease in Net Assets From Fund Share Transactions	(24,015,163)	(62,766,259)
Decrease in Net Assets	(28,267,134)	(177,504,719)

Net Assets:
Beginning of period	529,073,088	706,577,807
End of period	$500,805,954	$529,073,088

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	29

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.36	$10.06	$10.25	$10.37	$10.22	$10.57

Income (loss) from operations:
Net investment income	0.18	0.29	0.13	0.24	0.45	0.48
Net realized and unrealized gain (loss)	(0.08)	(1.64)	(0.03)	0.01 [3]	0.18	(0.25)
Total income (loss) from operations	0.10	(1.35)	0.10	0.25	0.63	0.23

Less distributions from:
Net investment income	(0.18)	(0.35)	(0.29)	(0.37)	(0.48)	(0.58)
Total distributions	(0.18)	(0.35)	(0.29)	(0.37)	(0.48)	(0.58)

Net asset value, end of period	$8.28	$8.36	$10.06	$10.25	$10.37	$10.22
Total return[4]	1.30%	(13.60)%	1.03%	2.53%	6.31%	2.31%

Net assets, end of period (000s)	$15,638	$16,756	$21,899	$24,394	$26,363	$28,093

Ratios to average net assets:
Gross expenses	0.71%[5]	0.69%	0.66%	0.70%	0.67%	0.68%
Net expenses[6]	0.71 [5,7]	0.69 [7]	0.66 [7]	0.69 [7]	0.67 [7]	0.68
Net investment income	4.20 [5]	3.18	1.28	2.30	4.32	4.65

Portfolio turnover rate[8]	10%	43%	52%	108%	74%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 13% for the six months ended June 30, 2023 and 58%, 123%, 160%, 115% and 196% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

30	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.35	$10.05	$10.24	$10.36	$10.21	$10.56

Income (loss) from operations:
Net investment income	0.17	0.27	0.10	0.21	0.42	0.45
Net realized and unrealized gain (loss)	(0.08)	(1.64)	(0.02)	0.02 [3]	0.19	(0.25)
Total income (loss) from operations	0.09	(1.37)	0.08	0.23	0.61	0.20

Less distributions from:
Net investment income	(0.17)	(0.33)	(0.27)	(0.35)	(0.46)	(0.55)
Total distributions	(0.17)	(0.33)	(0.27)	(0.35)	(0.46)	(0.55)

Net asset value, end of period	$8.27	$8.35	$10.05	$10.24	$10.36	$10.21
Total return[4]	1.17%	(13.84)%	0.77%	2.25%	6.01%	2.02%

Net assets, end of period (millions)	$385	$404	$520	$521	$506	$463

Ratios to average net assets:
Gross expenses	0.96%[5]	0.95%	0.93%	0.96%	0.95%	0.96%
Net expenses[6,7]	0.96 [5]	0.95	0.93	0.96	0.94	0.96
Net investment income	3.95 [5]	2.92	1.03	2.03	4.02	4.38

Portfolio turnover rate[8]	10%	43%	52%	108%	74%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 13% for the six months ended June 30, 2023 and 58%, 123%, 160%, 115% and 196% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.35	$10.05	$10.24	$10.36	$10.20	$10.55

Income (loss) from operations:
Net investment income	0.14	0.20	0.03	0.14	0.35	0.38
Net realized and unrealized gain (loss)	(0.07)	(1.64)	(0.02)	0.02 [3]	0.19	(0.25)
Total income (loss) from operations	0.07	(1.44)	0.01	0.16	0.54	0.13

Less distributions from:
Net investment income	(0.14)	(0.26)	(0.20)	(0.28)	(0.38)	(0.48)
Total distributions	(0.14)	(0.26)	(0.20)	(0.28)	(0.38)	(0.48)

Net asset value, end of period	$8.28	$8.35	$10.05	$10.24	$10.36	$10.20
Total return[4]	0.83%	(14.42)%	0.07%[5]	1.57%	5.39%	1.31%

Net assets, end of period (000s)	$3,978	$4,861	$9,514	$14,849	$18,218	$16,060

Ratios to average net assets:
Gross expenses	1.64%[6]	1.62%	1.62%	1.64%	1.64%	1.65%
Net expenses[7,8]	1.64 [6]	1.62	1.61	1.64	1.64	1.65
Net investment income	3.26 [6]	2.20	0.30	1.36	3.36	3.69

Portfolio turnover rate[9]	10%	43%	52%	108%	74%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (0.03)% for the year ended December 31, 2021.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 13% for the six months ended June 30, 2023 and 58%, 123%, 160%, 115% and 196% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

32	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.34	$10.06	$10.25	$10.37	$10.22	$10.57

Income (loss) from operations:
Net investment income	0.13	0.14	0.03	0.15	0.39	0.41
Net realized and unrealized gain (loss)	(0.07)	(1.63)	(0.02)	0.02 [3]	0.18	(0.25)
Total income (loss) from operations	0.06	(1.49)	0.01	0.17	0.57	0.16

Less distributions from:
Net investment income	(0.14)	(0.23)	(0.20)	(0.29)	(0.42)	(0.51)
Total distributions	(0.14)	(0.23)	(0.20)	(0.29)	(0.42)	(0.51)

Net asset value, end of period	$8.26	$8.34	$10.06	$10.25	$10.37	$10.22
Total return[4]	0.80%	(14.92)%	0.11%[5]	1.72%	5.65%	1.61%

Net assets, end of period (000s)	$49	$61	$498	$1,271	$1,562	$9,267

Ratios to average net assets:
Gross expenses	2.79%[6]	2.60%	1.58%	1.49%	1.36%	1.38%
Net expenses[7,8]	1.75 [6]	2.18	1.57	1.49	1.36	1.37
Net investment income	3.16 [6]	1.48	0.27	1.51	3.75	3.94

Portfolio turnover rate[9]	10%	43%	52%	108%	74%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 0.01% for the year ended December 31, 2021.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 13% for the six months ended June 30, 2023 and 58%, 123%, 160%, 115% and 196% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.39	$10.09	$10.28	$10.41	$10.25	$10.61

Income (loss) from operations:
Net investment income	0.18	0.29	0.13	0.24	0.44	0.48
Net realized and unrealized gain (loss)	(0.08)	(1.64)	(0.02)	0.01 [3]	0.21	(0.25)
Total income (loss) from operations	0.10	(1.35)	0.11	0.25	0.65	0.23

Less distributions from:
Net investment income	(0.18)	(0.35)	(0.30)	(0.38)	(0.49)	(0.59)
Total distributions	(0.18)	(0.35)	(0.30)	(0.38)	(0.49)	(0.59)

Net asset value, end of period	$8.31	$8.39	$10.09	$10.28	$10.41	$10.25
Total return[4]	1.33%	(13.51)%	0.96%	2.56%	6.41%	2.36%

Net assets, end of period (000s)	$73,009	$75,811	$125,664	$188,031	$414,949	$275,602

Ratios to average net assets:
Gross expenses	0.66%[5]	0.65%	0.64%	0.66%	0.67%	0.64%
Net expenses[6]	0.66 [5,7]	0.65 [7]	0.64 [7]	0.66 [7]	0.67 [7]	0.64
Net investment income	4.25 [5]	3.18	1.27	2.38	4.26	4.69

Portfolio turnover rate[8]	10%	43%	52%	108%	74%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 13% for the six months ended June 30, 2023 and 58%, 123%, 160%, 115% and 196% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

34	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.39	$10.10	$10.29	$10.42	$10.26	$10.61

Income (loss) from operations:
Net investment income	0.18	0.31	0.14	0.25	0.43	0.49
Net realized and unrealized gain (loss)	(0.06)	(1.66)	(0.02)	0.01 [3]	0.23	(0.24)
Total income (loss) from operations	0.12	(1.35)	0.12	0.26	0.66	0.25

Less distributions from:
Net investment income	(0.19)	(0.36)	(0.31)	(0.39)	(0.50)	(0.60)
Total distributions	(0.19)	(0.36)	(0.31)	(0.39)	(0.50)	(0.60)

Net asset value, end of period	$8.32	$8.39	$10.10	$10.29	$10.42	$10.26
Total return[4]	1.38%	(13.51)%	1.16%	2.56%	6.52%	2.44%

Net assets, end of period (000s)	$22,946	$27,811	$28,952	$36,562	$15,120	$5,530

Ratios to average net assets:
Gross expenses	0.56%[5]	0.56%	0.55%	0.58%	0.56%	0.56%
Net expenses[6]	0.56 [5,7]	0.56 [7]	0.54 [7]	0.58 [7]	0.56 [7]	0.56
Net investment income	4.34 [5]	3.36	1.36	2.41	4.16	4.77

Portfolio turnover rate[8]	10%	43%	52%	108%	74%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 13% for the six months ended June 30, 2023 and 58%, 123%, 160%, 115% and 196% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	35

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

36	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$228,160,657	$1,274,556	$229,435,213
Mortgage-Backed Securities	—	221,396,128	—	221,396,128
Asset-Backed Securities	—	48,973,361	—	48,973,361
Total Investments	—	$498,530,146	$1,274,556	$499,804,702
Other Financial Instruments:
Futures Contracts††	$223,292	—	—	$223,292
Total	$223,292	$498,530,146	$1,274,556	$500,027,994

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$4,422,909	—	—	$4,422,909

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of

38	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(d) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of

40	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2023, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.

(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

42	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $4 billion	0.500%
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class C1, Class I and Class IS shares did not exceed 1.75%, 1.75%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2023, fees waived and/or expenses reimbursed amounted to $593, which included an affiliated money market fund waiver of $307.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class C1
Expires December 31, 2024	$416
Expires December 31, 2025	286
Total fee waivers/expense reimbursements subject to recapture	$702

For the six months ended June 30, 2023, LMPFA did not recapture any fees.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$12,922
CDSCs	1,357

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$3,398,581	$63,738,490
Sales	20,919,022	71,825,612

At June 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$573,745,289	$8,974,810	$(82,915,397)	$(73,940,587)
Futures contracts	—	223,292	(4,422,909)	(4,199,617)

44	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2023.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$223,292
LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$4,422,909

1	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

2

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(100,622)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(4,098,626)

During the six months ended June 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$245,663,899
Futures contracts (to sell)	50,379,422

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

and Class C1 shares calculated at the annual rate of 0.25%, 1.00%, and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$12,111
Class A	$498,445	311,571
Class C	23,263	2,072
Class C1	193	423
Class I	—	38,126
Class IS	—	489
Total	$521,901	$364,792

For the six months ended June 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$10
Class A	234
Class C	3
Class C1	286
Class I	43
Class IS	17
Total	$593

6. Distributions to shareholders by class

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Net Investment Income:
Class 1	$347,553	$726,360
Class A	8,050,123	16,297,685
Class C	77,868	201,738
Class C1	907	2,157
Class I	1,609,619	3,746,331
Class IS	599,746	1,121,331
Total	$10,685,816	$22,095,602

7. Shares of beneficial interest

At June 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

46	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	41,161	$347,548	81,082	$726,360
Shares repurchased	(158,121)	(1,343,278)	(253,869)	(2,318,275)
Net decrease	(116,960)	$(995,730)	(172,787)	$(1,591,915)
Class A
Shares sold	1,633,995	$13,840,935	5,420,171	$49,942,683
Shares issued on reinvestment	943,221	7,955,992	1,800,660	16,101,855
Shares repurchased	(4,391,009)	(37,119,199)	(10,627,822)	(96,589,650)
Net decrease	(1,813,793)	$(15,322,272)	(3,406,991)	$(30,545,112)
Class C
Shares sold	19,028	$163,298	45,538	$413,462
Shares issued on reinvestment	8,559	72,245	20,739	186,125
Shares repurchased	(129,093)	(1,087,209)	(431,117)	(3,881,738)
Net decrease	(101,506)	$(851,666)	(364,840)	$(3,282,151)
Class C1
Shares sold	156	$1,321	677	$6,241
Shares issued on reinvestment	108	907	237	2,116
Shares repurchased	(1,695)	(14,193)	(43,081)	(425,961)
Net decrease	(1,431)	$(11,965)	(42,167)	$(417,604)
Class I
Shares sold	1,346,183	$11,452,175	2,538,463	$23,775,260
Shares issued on reinvestment	132,801	1,125,380	312,231	2,819,350
Shares repurchased	(1,735,186)	(14,743,308)	(6,264,629)	(57,574,576)
Net decrease	(256,202)	$(2,165,753)	(3,413,935)	$(30,979,966)
Class IS
Shares sold	795,671	$6,851,766	2,266,655	$20,382,142
Shares issued on reinvestment	32,836	278,474	56,421	501,613
Shares repurchased	(1,383,836)	(11,798,017)	(1,876,055)	(16,833,266)
Net increase (decrease)	(555,329)	$(4,667,777)	447,021	$4,050,489

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended June 30, 2023. The following transactions were effected in such company for the six months ended June 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$44,463,638	44,463,638	$44,463,638	44,463,638

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$18,468	—	—

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2023.

10. Deferred capital losses

As of December 31, 2022, the Fund had deferred capital losses of $94,059,614, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary

48	Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report

accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

Western Asset Mortgage Total Return Fund 2023 Semi-Annual Report	49

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with LMPFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the

50	Western Asset Mortgage Total Return Fund

investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional U.S. mortgage funds by Broadridge, showed, among other data, that the Fund’s performance for the 5- and 10-year periods ended December 31, 2022 was above the median and the Fund’s performance for the 1- and 3-year periods ended December 31, 2022 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 10-year period ended December 31, 2022, was roughly equal to the performance of its benchmark index for the 5-year period ended December 31, 2022 and trailed the performance of its benchmark index for the 1- and 3-year periods ended December 31, 2022. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because LMPFA pays the Subadviser for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional U.S. mortgage funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2024.

Western Asset Mortgage Total Return Fund	51

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were above the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

52	Western Asset Mortgage Total Return Fund

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Western Asset Mortgage Total Return Fund	53

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

54	Western Asset Mortgage Total Return Fund

Western Asset

Mortgage Total Return Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Mortgage Total Return Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Mortgage Total Return Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Mortgage Total Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD0408 08/23 SR23-4722

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 18, 2023